CONCENTRATIONS AND CREDIT RISK	12 Months Ended
Sep. 30, 2022
Risks and Uncertainties [Abstract]
CONCENTRATIONS AND CREDIT RISK

NOTE 10 — CONCENTRATIONS AND CREDIT RISK

As of September 30, 2022 and 2021, the Company’s substantial assets were located in Malaysia and the Company’s substantial revenue was derived from its subsidiaries located in Malaysia.

For the fiscal year ended September 30, 2022, no customer accounted for more than 10% of the Company’s total revenue. For the fiscal year ended September 30, 2021, three customers accounted for 21.7%, 10.8%, and 10.8% of the Company’s total revenue, respectively. For the fiscal year ended September 30, 2020, one customer accounted for 91.6% of the Company’s total revenue.

As of September 30, 2021, two customers accounted for 52.6% and 26.3% of the Company’s total accounts receivable, respectively.

These significant customers were advertisers who used the Company’s digital adverting services during the fiscal years ended September 30, 2022, 2021, and 2020, respectively.

For the fiscal year ended September 30, 2022, 2021, and 2020, no single vendor accounted for more than 10% of the Company’s total purchases.